Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future minimum operating lease payments
The aggregate amounts of all future minimum operating lease payments, including community and office leases, as of December 31, 2012, are as follows (dollars in thousands):

Year Ending December 31,	Operating Leases
2013	$277,684
2014	268,164
2015	259,624
2016	256,463
2017	232,445
Thereafter	684,536
Total	$1,978,916